SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 13 – SUBSEQUENT EVENTS On April 8, 2022, the Company issued 23,746,816 shares of common stock for $1,000,000. On May 3, 2022, the Company issued 29,522,276 shares of common stock for $1,000,000.